SIGNIFICANT ACCOUNTING POLICIES (Details 7)	12 Months Ended
Dec. 31, 2018
12-month expected credit losses [member]
Information on how entity determined whether credit risk of financial instruments recognized initially	12-month expected credit losses
Lifetime expected credit losses [member]
Information on how entity determined whether credit risk of financial instruments has increased significantly since initial recognition	Lifetime expected credit losses
Information on how entity determined that financial assets are credit-impaired financial assets	Lifetime expected credit losses